Share-based payments	3 Months Ended
Nov. 30, 2024
Share-based payments
Share-based payments

16. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted stock options at exercise prices varying between $138.47 and $2,199.15 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three months ended November 30, 2024 amounts to $18,337 [2023 – $74,333]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
May 27, 2020	499.50	499.50	84	0.4	5
May 27, 2020	375.30	499.50	84	0.4	5
October 23, 2020	499.50	499.50	97	0.4	5
November 24, 2020	2,199.15	1,759.05	101	0.4	5
November 24, 2020	766.80	772.20	75	3.6	4
February 23, 2021	2,126.25	2,031.75	103	0.6	5
May 14, 2021	766.80	772.20	75	3.6	3
July 14, 2021	1,248.75	1,216.35	105	0.7	5
September 21, 2021	1,194.75	1,158.30	106	0.9	5
January 22, 2022	762.75	745.20	107	1.5	5
November 30, 2022	822.15	822.15	107	3.1	5
December 1,2022	787.05	787.05	107	3.0	5
March 22, 2023	777.60	693.90	75	3.6	2
March 25, 2023	778.95	706.05	75	3.6	3
March 25, 2023	778.95	706.05	75	3.6	4
April 20, 2023	781.65	711.45	75	3.6	5
December 29, 2023	612.43	199.80	76	3.1	5
January 26, 2024	138.47	145.80	76	3.5	5

The following tables summarize information regarding the option grants outstanding as at November 30, 2024:

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2023	8,171	704.76
Granted	742	375.98
Forfeited	(1,055)	823.16
Balance at August 31, 2024	7,858	657.77
Granted	—	—
Balance at November 30, 2024	7,858	657.77

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
138.47 – 499.50	3,679	309.59	0.87	3,648
612.43 – 787.05	3,881	336.47	3.26	3,651
822.15 – 1,194.75	38	646.65	3.00	22
2,199.15	260	1,259.55	6.00	260

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 1,125 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $1,687.50 ($2,276.61).

On August 5, 2022, the Company granted the underwriter the option to purchase 371 Voting Common Shares of the Company for a period of four years from the grant date at an exercise price of U.S. $1.080.00 ($1,457.03).

On December 21, 2023, the Company granted the underwriter the option to purchase 1,023 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of U.S. $141.75 ($191.23).

On September 16, 2024, the Company granted the underwriter the option to purchase 18,896 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of U.S. $11.25 ($15.29).

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	2,276.61	1,125	0.98
August 5, 2022	1,457.03	371	0.68
December 21, 2023	191.23	1,023	4.06
September 16, 2024	15.29	18,896	4.80

The Company recognizes share-based payments expense for warrant grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month period ended November 30, 2024 amounts to $119,985 [2023 – nil]. The table below lists the assumptions used to determine the fair value of these warrant grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
November 23, 2020	2,276.61	1,759.05	100	0.4	5
August 5, 2022	1,457.03	972.00	100	2.9	3
December 21, 2023	191.23	247.05	76	4.0	5
September 16, 2024	15.29	9.74	92	3.4	5